Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Registrant Name	Constellium SE
Entity Incorporation, State or Country Code	I0
Entity File Number	001-35931
Entity Tax Identification Number	98-0667516
Entity Address, Address Line One	300 East Lombard Street,
Entity Address, Address Line Two	Suite 1710
Entity Address, City or Town	Baltimore,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	(443)
Local Phone Number	420-7861
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	CSTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001563411